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MFS® Global Bond Fund
MFS® Global Bond Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020. MFS® Global Bond Fund Effective April 30, 2021, the name of the fund will change to MFS® Global Opportunistic Bond Fund.
Effective May 1, 2021, the first paragraph in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

Effective May 1, 2021, the "Annual Fund Operating Expenses" table in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Global Bond Fund		A	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.18%
Total Annual Fund Operating Expenses		1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.73%
Fee Reductions and/or Expense Reimbursements	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
[1]	Effective May 1, 2021, Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.97% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.72% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.72% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.22% of the class' average daily net assets annually for Class R2 shares, and 0.64% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2023. For the period from August 1, 2020 to April 30, 2021, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.03% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.78% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.78% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.28% of the class' average daily net assets annually for Class R2 shares, and 0.72% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on April 30, 2021. For the period from December 1, 2018 to July 31, 2020, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2020.

Effective May 1, 2021, the table in the sub-section entitled "Example" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Expense Example - MFS® Global Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	520	733	975	1,668
B	575	855	1,170	1,933
C	275	555	970	1,933
I	74	243	439	1,005
R1	175	555	970	2,130
R2	124	400	708	1,583
R3	99	322	575	1,298
R4	74	243	439	1,005
R6	65	216	389	890

Expense Example No Redemption - MFS® Global Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	175	555	970	1,933
C	175	555	970	1,933

Effective April 30, 2021, all instances of Bloomberg Barclays Global Aggregate Bond Index in the sub-sections entitled "Principal Investment Strategies" beneath the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced with Bloomberg Barclays Global Aggregate Bond Index (USD Hedged).

Effective April 30, 2021, the third paragraphs in each of the sub-sections entitled "Principal Investment Strategies" beneath their main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced in their entirety as follows:

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

Effective April 30, 2021, "Currency Risk" under the sub-section entitled "Principal Risks" beneath the main heading entitled "Summary of Key Information" is restated in its entirety as follows:

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

The use of foreign exchange contracts to reduce foreign currency exposure will not completely eliminate the exposure to foreign currency movements.  In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Effective April 30, 2021, the second paragraph in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund's investment policies and strategies changed effective April 30, 2021. Performance information prior to December 1, 2014, reflects time periods when the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments). The fund's investment policies and strategies changed effective December 1, 2014. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Effective April 30, 2021, the Performance Table in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows in order to reflect the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) as the primary performance comparison for the fund:

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2019)
Average Annual Returns - MFS® Global Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	3.49%	0.97%	1.26%	Jun. 02, 2010
C	C Shares Returns Before Taxes	6.49%	1.35%	1.15%	Jun. 02, 2010
I	I Shares Returns Before Taxes	8.55%	2.39%	2.16%	Jun. 02, 2010
R1	R1 Shares Returns Before Taxes	7.36%	1.38%	1.15%	Jun. 02, 2010
R2	R2 Shares Returns Before Taxes	7.90%	1.84%	1.64%	Jun. 02, 2010
R3	R3 Shares Returns Before Taxes	8.16%	2.11%	1.90%	Jun. 02, 2010
R4	R4 Shares Returns Before Taxes	8.43%	2.37%	2.15%	Jun. 02, 2010
R6	R6 Shares Returns Before Taxes	8.54%	2.50%	2.23%	Jun. 02, 2010
A	A Shares Returns Before Taxes	3.54%	1.21%	1.48%	Jun. 02, 2010
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	2.67%	0.72%	0.68%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.08%	0.71%	0.85%
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	8.22%	3.57%	3.94%	Jun. 02, 2010
Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)	6.84%	2.31%	2.78%	Jun. 02, 2010

Effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) replaced the Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged) as the primary performance comparison for the fund because the adviser believes the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) better reflects the fund's updated investment strategies as of April 30, 2021.